Derivatives - Schedule of Derivative Financial Instruments Portfolio by Type of Instrument (Detail) - BRL (R$)	Dec. 31, 2018	Dec. 31, 2017
Futures [Member]
Disclosure of detailed information about financial instruments [line items]
B3	R$ 586,033,000,000	R$ 607,980,000,000
Futures [Member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
B3	586,033,000,000	607,980,000,000
Futures [Member] | Derivative financial instruments [member] | B3 [member]
Disclosure of detailed information about financial instruments [line items]
B3	480,950,000,000	476,031,000,000
Futures [Member] | Derivative financial instruments [member] | Over-the-counter market [member]
Disclosure of detailed information about financial instruments [line items]
B3	105,083,000,000	131,949,000,000
Futures [Member] | Derivative financial instruments [member] | Financial institutions [member] | Over-the-counter market [member]
Disclosure of detailed information about financial instruments [line items]
B3	104,297,000,000	131,525,000,000
Futures [Member] | Derivative financial instruments [member] | Companies [member] | Over-the-counter market [member]
Disclosure of detailed information about financial instruments [line items]
B3	786,000,000	424,000,000
Swap [member]
Disclosure of detailed information about financial instruments [line items]
B3	939,510,000,000	837,299,000,000
Swap [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
B3	939,510,000,000	837,299,000,000
Swap [member] | Derivative financial instruments [member] | B3 [member]
Disclosure of detailed information about financial instruments [line items]
B3	20,209,000,000	24,339,000,000
Swap [member] | Derivative financial instruments [member] | Over-the-counter market [member]
Disclosure of detailed information about financial instruments [line items]
B3	919,301,000,000	812,960,000,000
Swap [member] | Derivative financial instruments [member] | Financial institutions [member] | Over-the-counter market [member]
Disclosure of detailed information about financial instruments [line items]
B3	702,848,000,000	525,855,000,000
Swap [member] | Derivative financial instruments [member] | Companies [member] | Over-the-counter market [member]
Disclosure of detailed information about financial instruments [line items]
B3	150,639,000,000	173,129,000,000
Swap [member] | Derivative financial instruments [member] | Individuals [member] | Over-the-counter market [member]
Disclosure of detailed information about financial instruments [line items]
B3	65,814,000,000	113,976,000,000
Option contract [member]
Disclosure of detailed information about financial instruments [line items]
B3	1,262,568,000,000	1,847,829,000,000
Option contract [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
B3	1,262,568,000,000	1,847,829,000,000
Option contract [member] | Derivative financial instruments [member] | B3 [member]
Disclosure of detailed information about financial instruments [line items]
B3	1,106,794,000,000	1,746,729,000,000
Option contract [member] | Derivative financial instruments [member] | Over-the-counter market [member]
Disclosure of detailed information about financial instruments [line items]
B3	155,774,000,000	101,100,000,000
Option contract [member] | Derivative financial instruments [member] | Financial institutions [member] | Over-the-counter market [member]
Disclosure of detailed information about financial instruments [line items]
B3	110,859,000,000	69,460,000,000
Option contract [member] | Derivative financial instruments [member] | Companies [member] | Over-the-counter market [member]
Disclosure of detailed information about financial instruments [line items]
B3	44,464,000,000	31,340,000,000
Option contract [member] | Derivative financial instruments [member] | Individuals [member] | Over-the-counter market [member]
Disclosure of detailed information about financial instruments [line items]
B3	451,000,000	300,000,000
Forward [member]
Disclosure of detailed information about financial instruments [line items]
B3	2,341,000,000	9,954,000,000
Forward [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
B3	2,341,000,000	9,954,000,000
Forward [member] | Derivative financial instruments [member] | B3 [member]
Disclosure of detailed information about financial instruments [line items]
B3	1,912,000,000	4,023,000,000
Forward [member] | Derivative financial instruments [member] | Over-the-counter market [member]
Disclosure of detailed information about financial instruments [line items]
B3	429,000,000	5,931,000,000
Forward [member] | Derivative financial instruments [member] | Companies [member] | Over-the-counter market [member]
Disclosure of detailed information about financial instruments [line items]
B3	429,000,000	5,931,000,000
Credit derivatives [Member]
Disclosure of detailed information about financial instruments [line items]
B3	8,324,000,000	10,110,000,000
Credit derivatives [Member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
B3	8,324,000,000	10,110,000,000
Credit derivatives [Member] | Derivative financial instruments [member] | Over-the-counter market [member]
Disclosure of detailed information about financial instruments [line items]
B3	8,324,000,000	10,110,000,000
Credit derivatives [Member] | Derivative financial instruments [member] | Financial institutions [member] | Over-the-counter market [member]
Disclosure of detailed information about financial instruments [line items]
B3	7,742,000,000	10,110,000,000
Credit derivatives [Member] | Derivative financial instruments [member] | Companies [member] | Over-the-counter market [member]
Disclosure of detailed information about financial instruments [line items]
B3	582,000,000
NDF [Member]
Disclosure of detailed information about financial instruments [line items]
B3	225,355,000,000	252,628,000,000
NDF [Member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
B3	225,355,000,000	252,628,000,000
NDF [Member] | Derivative financial instruments [member] | B3 [member]
Disclosure of detailed information about financial instruments [line items]
B3	47,628,000,000	76,838,000,000
NDF [Member] | Derivative financial instruments [member] | Over-the-counter market [member]
Disclosure of detailed information about financial instruments [line items]
B3	177,727,000,000	175,790,000,000
NDF [Member] | Derivative financial instruments [member] | Financial institutions [member] | Over-the-counter market [member]
Disclosure of detailed information about financial instruments [line items]
B3	103,172,000,000	118,743,000,000
NDF [Member] | Derivative financial instruments [member] | Companies [member] | Over-the-counter market [member]
Disclosure of detailed information about financial instruments [line items]
B3	73,811,000,000	56,905,000,000
NDF [Member] | Derivative financial instruments [member] | Individuals [member] | Over-the-counter market [member]
Disclosure of detailed information about financial instruments [line items]
B3	744,000,000	142,000,000
Target flow of swap [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
B3	1,334,000,000	955,000,000
Target flow of swap [member] | Derivative financial instruments [member] | Over-the-counter market [member]
Disclosure of detailed information about financial instruments [line items]
B3	1,334,000,000	955,000,000
Target flow of swap [member] | Derivative financial instruments [member] | Companies [member] | Over-the-counter market [member]
Disclosure of detailed information about financial instruments [line items]
B3	1,334,000,000	955,000,000
Other derivative financial instruments [Member]
Disclosure of detailed information about financial instruments [line items]
B3	5,304,000,000	4,225,000,000
Other derivative financial instruments [Member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
B3	5,304,000,000	4,225,000,000
Other derivative financial instruments [Member] | Derivative financial instruments [member] | Over-the-counter market [member]
Disclosure of detailed information about financial instruments [line items]
B3	5,304,000,000	4,225,000,000
Other derivative financial instruments [Member] | Derivative financial instruments [member] | Financial institutions [member] | Over-the-counter market [member]
Disclosure of detailed information about financial instruments [line items]
B3	3,602,000,000	1,792,000,000
Other derivative financial instruments [Member] | Derivative financial instruments [member] | Companies [member] | Over-the-counter market [member]
Disclosure of detailed information about financial instruments [line items]
B3	R$ 1,702,000,000	R$ 2,433,000,000